Loans to customers (Details 5) - Credit Allowance Changes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Credit loss allowance at beginning of year	$ 145,341	$ 76,454	$ 68,926
Transfers from Stage 1 to Stage 2	(7,427)	(7,551)	(6,642)
Transfers from Stage 2 to Stage 1	20,922	16,983	5,946
Transfers to Stage 3	(37,546)	(20,574)	(18,294)
Transfers from Stage 3	9,722	4,117	647
Write-offs
Net increase of loss allowance (note 7)	155,419	68,198	21,986
New originations (a)	673,604	385,391	217,837
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(518,185)	(314,926)	(212,730)
Changes to models used in calculation (b)		(2,267)	16,879
Effect of changes in exchange rates (OCI)	(47,125)	7,714	3,885
Credit loss allowance at end of the year	239,306	145,341	76,454
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Credit loss allowance at beginning of year	223,982	148,233	72,935
Transfers from Stage 1 to Stage 2	7,427	7,551	6,642
Transfers from Stage 2 to Stage 1	(20,922)	(16,983)	(5,946)
Transfers to Stage 3	(137,580)	(111,067)	(60,238)
Transfers from Stage 3	8,738	4,943	619
Write-offs
Net increase of loss allowance (note 7)	310,387	177,680	131,510
New originations (a)	152,915	82,037	45,537
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	157,472	100,038	82,776
Changes to models used in calculation (b)		(4,395)	3,197
Effect of changes in exchange rates (OCI)	(67,012)	13,625	2,711
Credit loss allowance at end of the year	325,020	223,982	148,233
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Credit loss allowance at beginning of year	142,811	75,536	55,675
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3	175,126	131,641	78,532
Transfers from Stage 3	(18,460)	(9,060)	(1,266)
Write-offs	(814,913)	(451,387)	(408,605)
Net increase of loss allowance (note 7)	791,552	388,478	348,347
New originations (a)	33,976	18,674	9,176
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	757,576	371,982	337,509
Changes to models used in calculation (b)		(2,178)	1,662
Effect of changes in exchange rates (OCI)	(45,872)	7,603	2,853
Credit loss allowance at end of the year	230,244	142,811	75,536
All Stage [Member]
IfrsStatementLineItems [Line Items]
Credit loss allowance at beginning of year	512,134	300,223	197,536
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3
Transfers from Stage 3
Write-offs	(814,913)	(451,387)	(408,605)
Net increase of loss allowance (note 7)	1,257,358	634,356	501,843
New originations (a)	860,495	486,102	272,550
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	396,863	157,094	207,555
Changes to models used in calculation (b)		(8,840)	21,738
Effect of changes in exchange rates (OCI)	(160,009)	28,942	9,449
Credit loss allowance at end of the year	$ 794,570	$ 512,134	$ 300,223